INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin 53233

February 1, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust File No. 333-122901
on behalf of Zacks Multi-Cap Opportunities Fund (the “Fund”)

The Trust is filing Post-Effective Amendment No. 31 under the Securities Act of 1933 to its Registration Statement under Rule 485(a)(1) on behalf of the Zacks Multi-Cap Opportunities Fund. This filing is to reflect the change to the Fund’s investment advisor, Zacks Investment Management, Inc., pursuant to a new advisory agreement which was approved by the Fund’s shareholders on November 30, 2007.

Please direct your comments to Joy Ausili (626) 914-1360. Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
(626) 914-1360